Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
SEC Form	dei_DocumentType	485BPOS
Period end date	dei_DocumentPeriodEndDate	Mar. 31, 2022
Registrant Name	dei_EntityRegistrantName	IVY FUNDS
Registrant CIK	dei_EntityCentralIndexKey	0000883622
Amendment Flag	dei_AmendmentFlag	false
Prospectus Date	rr_ProspectusDate	Aug. 01, 2022
Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IDAAX
Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IDAIX
Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IDANX
Class R
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IDARX
Delaware Sustainable Equity Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Objective	rr_ObjectiveHeading	What is the Fund’s investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Delaware Sustainable Equity Income Fund seeks long-term growth of capital and current income.
Expense	rr_ExpenseHeading	What are the Fund’s fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other frees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $250,000 in Transaction Funds. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29%  of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $250,000 in Transaction Funds.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 250,000
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Fund’s principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

Delaware Sustainable Equity Income Fund seeks to achieve its investment objective by investing its assets primarily in companies that meet the Fund’s sustainable investment criteria, and that the Manager believes have investment profiles that are similar to representative companies of the Russell 1000 Value Index. The Index, which is constructed and maintained by FTSE Russell, is designed to measure the performance of the large-cap value segment of the US equity universe.  It includes those Russell 1000 companies with relatively lower price-to-book ratios, lower medium-term growth forecast, and lower sales per share historical growth. The Fund seeks to achieve a dividend yield in excess of its benchmark.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies that meet the Fund’s sustainable investment criteria. In seeking investments in sustainable companies, the Fund identifies companies that have been classified as positively aligned in some manner toward the Sustainable Development Goals (SDGs) of the United Nations (UN) and excludes companies from investment that it believes are detrimental to these goals. SDGs are a list of 17 global goals adopted by the UN General Assembly that are intended to produce positive environmental, social and economic impacts. These global goals include the following areas: no poverty; zero hunger; good health and well-being; quality education; gender equality; clean water and sanitation; affordable and clean energy; decent work and economic growth; industries, innovation and infrastructure; reduced inequalities; sustainable cities and communities; responsible consumption and production; climate action; life below water; life on land; peace, justice and strong institutions; and partnerships for the goals. While the Manager identifies and selects the data points it deems relevant to these goals, metrics relating to the 150+ data points will be obtained from external parties.  Sources of such metrics may include providers such as Sustainalytics, MSCI, FactSet, Rep Risk, as well as a number of non-profit and non-governmental organizations. These data providers help to identify a company’s sustainable products and services, revenue exposure by geography and sector, and provide assessments of a company’s sustainability actions and practices, each of which helps to identify companies that are aligned with the SDG global goals.

Alignment with the UN SDGs is determined by the Manager through the utilization of its proprietary database. The Manager’s UN SDG database and scoring system is a repository of over 150+ data points from various sources, with each datapoint serving to identify a company’s products, services and/or actions as aligned to one of the 17 SDGs. The Fund’s investment process includes metrics that may prevent it from investing in specific industries that are associated with practices that are not consistent with the SDGs. Our harm metrics explicitly exclude industries involved in alcohol, gambling, tobacco, weapons, coal, oil sands, and adult entertainment. This aspect of the investment process could have a negative effect on the Fund’s performance during periods when those industries are favored by investors.

Data points within the Manager’s UN SDG database are assigned a score based on the perceived relative importance of the metric, and every company in the database receives a cumulative score.  Companies in the UN SDG database that obtain a cumulative SDG alignment score above a certain minimum threshold are determined to be suitable for investment by the Manager.  Companies with a score below the threshold are excluded from investment in the Fund.

The Manager may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Funds Management Hong Kong Limited, to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

Risk	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors. The Fund’s principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Large-capitalization company risk — Large-capitalization companies tend to be less volatile than companies with smaller market capitalizations. This potentially lower risk means that the Fund’s share price may not rise as much as the share prices of funds that focus on smaller-capitalization companies.

Sustainability risk — Investing with a focus on companies that exhibit a commitment to sustainable practices may result in the Fund investing in certain types of companies, industries or sectors that the market may not favor.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Industry and sector risk — The risk that the value of securities in a particular industry or sector will decline because of changing expectations for the performance of that industry or sector.

Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance.

Portfolio turnover risk — High portfolio turnover rates may increase a fund’s transaction costs and lower returns.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Risk Closing	rr_RiskClosingTextBlock

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Delaware Sustainable Equity Income Fund performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the periods compare with those of a broad measure of market performance. On April 30, 2021, the Fund became part of Delaware Funds by Macquarie® and Delaware Management Company became the Fund’s investment manager. The returns shown from before April 30, 2021 are from the Fund’s prior investment manager. On August 1, 2022, the Fund repositioned into a sustainable equity income fund. The returns shown are from prior to the repositioning. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.  The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.  You may obtain the Fund’s most recently available month-end performance by calling 888 923-3355 or by visiting our website at ivyinvestments.com.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	888 923-3355
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	ivyinvestments.com
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart Closing	rr_BarChartClosingTextBlock

As of June 30, 2022, the Fund’s Class A shares had a calendar year-to-date return of -12.84%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 17.47% for the quarter ended June 30, 2020 , and its lowest quarterly return  was -23.39%  for the quarter ended March 31, 2020 . The maximum Class A sales charge of 2.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average annual total returns for periods ended December 31, 2021
Delaware Sustainable Equity Income Fund | Russell 1000 Value Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)	[1]
1 Year	rr_AverageAnnualReturnYear01	25.16%	[1]
Lifetime	rr_AverageAnnualReturnSinceInception	11.47%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 20, 2017	[1]
Delaware Sustainable Equity Income Fund | S&P 500 Dividend Aristocrats Total Return Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)	[1]
1 Year	rr_AverageAnnualReturnYear01	25.99%	[1]
Lifetime	rr_AverageAnnualReturnSinceInception	15.54%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 20, 2017	[1]
Delaware Sustainable Equity Income Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[2]
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.35%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.28%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.88%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 324
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	510
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	712
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,295
Annual Return Caption	rr_AnnualReturnCaption	Calendar year-by-year total return (Class A)
2018	rr_AnnualReturn2018	(3.54%)
2019	rr_AnnualReturn2019	26.99%
2020	rr_AnnualReturn2020	7.88%
2021	rr_AnnualReturn2021	25.00%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(12.84%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.39%)
1 Year	rr_AverageAnnualReturnYear01	21.89%
Lifetime	rr_AverageAnnualReturnSinceInception	14.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 20, 2017
Delaware Sustainable Equity Income Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.25%
Lifetime	rr_AverageAnnualReturnSinceInception	12.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 20, 2017
Delaware Sustainable Equity Income Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.85%
Lifetime	rr_AverageAnnualReturnSinceInception	10.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 20, 2017
Delaware Sustainable Equity Income Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[2]
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.35%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.29%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.64%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	191
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	343
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 785
1 Year	rr_AverageAnnualReturnYear01	25.22%
Lifetime	rr_AverageAnnualReturnSinceInception	14.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 20, 2017
Delaware Sustainable Equity Income Fund | Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[2]
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.35%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.13%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.48%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.48%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 49
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	154
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	269
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 604
1 Year	rr_AverageAnnualReturnYear01	25.24%
Lifetime	rr_AverageAnnualReturnSinceInception	14.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 20, 2017
Delaware Sustainable Equity Income Fund | Class R
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[2]
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.35%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.39%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.24%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.22%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 124
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	391
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	679
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,498
1 Year	rr_AverageAnnualReturnYear01	24.38%
Lifetime	rr_AverageAnnualReturnSinceInception	14.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 20, 2017

[1]	The Russell 1000 Value Index replaced the S&P 500 Dividend Aristocrats Total Return Index, the Fund’s prior benchmark index, due to the repositioning of the Fund as an actively managed, sustainable large-cap focused, equity income fund. The Russell 1000 Value Index, the Fund’s new index, measures the performance of the large-cap value segment of the U.S. equity universe. The S&P 500 Dividend Aristocrats Total Return Index, the Fund’s former index, targets companies that are currently members of the S&P 500 Index, have increased dividend payments each year for at least 25 years and meet certain market capitalization and liquidity requirements.
[2]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $250,000 or more that are subsequently redeemed within 12 months of purchase.
[3]	From August 1, 2022 through August 1, 2023, Delaware Management Company (Manager), the Fund’s investment manager, Delaware Distributors, L.P. (Distributor), the Fund’s distributor, and/or Delaware Investments Fund Services Company (DIFSC), the Fund's transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: 0.74% for Class A shares; 0.50% for Class I shares; 1.22% for Class R shares; and 0.48% for Class R6 shares. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees (Board).